Stockholders' Equity (Deficit) and Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Weighted Average Assumptions for Stock Options Granted

The fair value of common stock options granted during the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2013 was estimated on the grant date using the Black-Scholes-Merton option pricing model. The weighted-average assumptions for stock options granted are outlined in the following table:

	Year Ended December 31,			Nine Months Ended September 30, 2013
	2010	2011	2012
				(unaudited)
Expected volatility	77.23%	73.00%	64.46%	60.74%
Expected term (in years)	5.90	6.02	5.97	6.01
Risk-free rate of return	2.53%	1.84%	0.95%	1.22%
Expected dividend yield	—	—	—	—

Summary of Stock Option Activity

The following table summarizes the activity of our Prior Plan and 2013 Plan for the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2013:

Stock Options	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value (in thousands)	Weighted- Average Fair Value (per share)
Outstanding at December 31, 2009	25,063	$0.38	8.14	$19	$0.22
Granted	533,075	1.12			0.75
Exercised	(45,477)	1.12			0.76
Forfeited	(24,375)	1.12			0.75

Outstanding at December 31, 2010	488,286	$1.08	9.36	$487	$0.73
Granted	2,081,920	2.96			1.92
Exercised	(85,294)	2.08			1.36
Forfeited	(9,700)	1.28			0.85

Outstanding at December 31, 2011	2,475,212	$2.63	9.36	$8,443	$1.71
Granted	2,441,553	11.59			6.70
Exercised	(102,599)	2.45			1.61
Forfeited	(141,656)	4.28			2.56

Outstanding at December 31, 2012	4,672,510	$7.26	9.00	$52,588	$4.29
Granted (unaudited)	1,585,298	19.78			11.07
Exercised (unaudited)	(429,425)	3.84			2.40
Forfeited (unaudited)	(272,884)	10.05			5.84

Outstanding at September 30, 2013 (unaudited)	5,555,499	$10.96	8.63	$136,722	$6.30

Vested at December 31, 2012 and expected to vest	3,424,475	$8.37	9.19	$34,631
Vested at September 30, 2013 and expected to vest (unaudited)	3,669,874	12.99	8.90	$82,880
Exercisable at December 31, 2012	1,076,349	$3.48	8.36	$16,016
Exercisable at September 30, 2013 (unaudited)	1,692,921	$6.34	8.02	$49,486

Summary of Stock Option Outstanding

The following table summarizes information about stock options outstanding at December 31, 2012:

	Options Outstanding		Options Exercisable
Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Number Exercisable	Weighted- Average Remaining Contractual Life (Years)
$0.38	25,063	5.14	25,063	5.14
$1.12	361,283	7.48	262,291	7.48
$2.08	1,350,013	8.52	471,830	8.52
$5.32	541,950	8.80	153,627	8.80
$6.04	210,375	9.05	17,279	9.05
$10.36	960,411	9.36	135,804	9.35
$11.40	398,064	9.62	5,871	9.62
$14.64	825,351	9.96	4,584	9.92

	4,672,510	9.00	1,076,349	8.36